Income taxes - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate		26.50%	26.50%
U.S. Tax reform and related deferred tax adjustments	$ (15,586)	$ 18,363	$ (17,112)
Valuation allowance for deferred tax assets		28,018	$ 19,951
Deferred income taxes, undistributed earnings of foreign subsidiaries		$ 280,643